Document And Entity Information	May 11, 2021
Document Information [Line Items]
Entity, Registrant Name	Asensus Surgical, Inc.
Document, Type	8-K
Document, Period End Date	May 11, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-19437
Entity, Tax Identification Number	11-2962080
Entity, Address, Address Line One	1 TW Alexander Drive
Entity, Address, Address Line Two	Suite 160
Entity, Address, City or Town	Durham
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	765-8400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ASXC
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000876378